WBI BullBear Yield 3000 ETF
Schedule of Investments
September 30, 2022 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 14.1%
	Energy - 8.6%
49,898	Devon Energy Corp.	$3,000,367
30,695	Exxon Mobil Corp.	2,679,980
		5,680,347
	Food, Beverage & Tobacco - 4.6%
92,724	Conagra Brands, Inc.	3,025,584
	Health Care Equipment & Services - 0.9%
1,294	Humana, Inc.	627,836
	TOTAL COMMON STOCKS (Cost $9,520,308)	9,333,767

Shares/Amount	Security Description	Value
	SHORT TERM INVESTMENT - 52.8%
35,062,775	U.S. Bank Money Market Deposit Account, 1.50%	35,062,775
	TOTAL SHORT TERM INVESETMENT (Cost $35,062,775)	35,062,775

	TOTAL INVESTMENTS - 66.9% (Cost $44,583,083)	44,396,542
	Other Assets in Excess of Liabilities - 33.1%	21,990,834
	NET ASSETS - 100.0%	$66,387,376

The accompanying notes are an integral part of these schedules of investments.